Subsequent Events (Details)	Mar. 06, 2017 shares
Subsequent Events [Member] | Chief Executive Officer and majority stockholder [Member] | Stock purchase agreement [Member]
Subsequent Events (Textual)
Sale of common stock shares	20,530,000